NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Nature Of Operations
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

The Company was incorporated under the laws of the state of Delaware on March 1, 2005. On February 3, 2014, the Company incorporated a wholly-owned subsidiary in Canada, Security Devices International Canada Corp. (“SDI Canada”). SDI Canada was dissolved on December 19, 2019. On March 1, 2018, the Company acquired all the shares of a company in South Africa, Byrna South Africa (Pty) Ltd. (“Byrna South Africa”). On May 5, 2020, the Company acquired all the outstanding shares of Roboro Industries (“Roboro”), at that time, its exclusive manufacturer in South Africa. See Note 6, “Acquisitions: Business Combination.” On May 12, 2021, the Company acquired certain assets of the Mission Less Lethal brand from Kore Outdoor (U.S.), Inc. See Note 6, “Acquisitions: Asset Acquisition.”

Byrna Technologies Inc. (the “Company” or “Byrna”) is a non-lethal defense technology company, specializing in next generation solutions for security situations that do not require the use of lethal force. The Company’s primary product is its ..68 caliber handheld personal security device called the Byrna® HD and Byrna® HD magazines and projectiles. The Company manufactured its Byrna HD launchers and magazines at Roboro until May 2020 when Roboro became a subsidiary and its operations were assumed by Byrna South Africa. On October 6, 2020, the Company opened a second manufacturing facility in Fort Wayne, Indiana. The Company has implemented manufacturing partnerships in the United States and South Africa, to assist in the deployment of its patented family of 40mm ammunition and its .68 caliber ammunition. The Company’s 40mm products are its Blunt Impact Projectile 40mm (“BIP®”) line of products.

1. NATURE OF OPERATIONS

Byrna Technologies Inc. (the “Company” or “Byrna”) is a less-lethal defense technology company, specializing in next generation solutions for security situations that do not require the use of lethal force. The Company’s primary product is its .68 caliber handheld personal security device called the Byrna® HD and Byrna® HD magazines and projectiles. The Company manufactures its Byrna HD launchers and magazines at its South African subsidiary, Roboro Industries (“Roboro”), and beginning on October 6, 2020, at its manufacturing facility in Fort Wayne, Indiana. The Company has implemented manufacturing partnerships in the United States and South Africa, to assist in the deployment of its patented and patent pending family of 40mm ammunition and its .68 caliber ammunition. The Company’s 40mm products are its SDI® branded Blunt Impact Projectile 40mm (“BIP®”) line of products.

The Company was incorporated under the laws of the state of Delaware on March 1, 2005. On February 3, 2014, the Company incorporated a wholly-owned subsidiary in Canada, Security Devices International Canada Corp. (“SDI Canada”). SDI Canada was dissolved on December 19, 2019. On March 1, 2018, the Company acquired all the shares of a company in South Africa, Byrna South Africa (Pty) Ltd. (“Byrna South Africa”). On May 5, 2020, the Company acquired all the outstanding shares of Roboro, its exclusive manufacturer in South Africa. See Note 5, “Business Combination.”